SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.  1                                          [X]
    Post-Effective Amendment No. __                                         [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 1                                                        [X]


                          EVERGREEN SELECT EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                           Dorothy E. Bourassa, Esq.
                              200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)


     Registrant declares that it hereby elects pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 to register by this Registration Statement an indefinite number or amount of its securities under the Securities Act of 1933, as amended.

                     Approximate Date of Proposed Offering:
                As soon as practicable after the effective date
                         of the Registration Statement.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          EVERGREEN SELECT EQUITY TRUST

                                  CONTENTS OF
                        PRE-EFFECTIVE AMENDMENT NO. 1 ON
                                   FORM N-1A

     This Pre-Effective Amendment No. 1 on Form N-1A of the Registrant consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:



                                  Facing Sheet

                                 Contents Page

                             Cross-Reference Sheet

                                     PART A

              Prospectus(es) of Evergreen Select Common Stock Fund,
                      Evergreen Select Equity Income Fund,
                     Evergreen Select Large Cap Blend Fund,
                     Evergreen Select Strategic Growth Fund,
                     Evergreen Select Strategic Value Fund,
                  Evergreen Select Small Company Value Fund and
                     Evergreen Select Social Principles Fund
                         Evergreen Select Balanced Fund
                    Evergreen Select Diversified Value Fund


                                     PART B

                      Statement of Additional Information

                                     PART C

                                    Exhibits

                            Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Advisers

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933


ITEM OF PART A OF FORM N-1A                     LOCATION IN PROSPECTUS

 1.   Cover Page                                Cover Page

 2.   Synopsis and Fee Table                    Expenses

 3.   Condensed Financial Information           Not applicable

 4.   General Description of Registrant         Cover Page; Fund Descriptions;
                                                  Fund Details

 5.   Management of the Fund                    Fund Details

 6.   Capital Stock and Other Securities        Fund Descriptions

 7.   Purchase of Securities Being Offered      Buying and Selling Shares

 8.   Redemption or Repurchase                  Buying and Selling Shares

 9.   Pending Legal Proceedings                 Not Applicable


                                                LOCATION IN STATEMENT OF
ITEM IN PART B OF FORM N-1A                     ADDITIONAL INFORMATION


 10.  Cover Page                                Cover Page

 11.  Table of Contents                         Table of Contents

 12.  General Information and History           Not Applicable

 13.  Investment Objectives and Policies        Investment Policies

 14.  Management of the Fund                    Management of the Trust

 15.  Control Persons and Principal             Not applicable
       Holders of Securities

 16.  Investment Advisory and Other Services    Investment Advisory and Other
                                                  Services

 17.  Brokerage Allocation                      Brokerage Allocation and Other
                                                  Practices

 18.  Capital Stock and Other Securities        Capital Stock and Other
                                                  Securities

 19.  Purchase, Redemption and Pricing of       Purchase, Redemption and Pricing
       of Securities Being Offered               of Securities Being Offered

 20.  Tax Status                                Not applicable

 21.  Underwriters                              Principal Underwriter

 22.  Calculation of Performance Data           Calcuation of Performance Data

 23.  Financial Statements                      Financial Statements

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                 PROSPECTUS(ES)

--------------------------------------------------------------------------------
   PROSPECTUS                                                            , 1997
--------------------------------------------------------------------------------


EVERGREEN SELECT EQUITY TRUST                      [Evergreen Logo Appears Here]
--------------------------------------------------------------------------------

Evergreen Select Strategic Value Fund
Evergreen Select Diversified Value Fund
Evergreen Select Large Cap Blend Fund
Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund
Evergreen Select Equity Income Fund
Evergreen Select Small Company Value Fund
Evergreen Select Social Principles Fund
Evergreen Select Balanced Fund
(Each a "Fund," together the "Funds")




INSTITUTIONAL SHARES



     This prospectus explains important information about the Institutional Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select Equity Trust, ask for a copy of
the Funds' statement of additional information ("SAI") dated     , 1997. The
Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus. If you would like a free copy of the SAI, call 1-800-633-2700.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                               TABLE OF CONTENTS
                               ----------------


 EXPENSES                                        3
 FUND DESCRIPTIONS                               4
          Investment Objectives                  4
          Securities and Investment Practices
              Used By Each Fund                  5
 BUYING AND SELLING SHARES                       7
          How To Buy Shares                      7
          How to Redeem Shares                   8
          Additional Transaction Policies        9
          Exchanges                              9
          Dividends                              9
          Taxes                                 10
          Shareholder Services                  10
 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information And Policies        14
          Fund Performance                      15

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------
     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.


     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."



                                                                                    Total Operating
                                                                                    Expenses (After
 Annual Fund Operating Expenses                  Management    12b-1     Other     Expense Waivers or
(as a percentage of average daily net assets)      Fees(1)     Fees     Expenses   Reimbursements)(1)
Evergreen Select Strategic Value Fund              0.60%       None      0.15%           0.75%
Evergreen Select Diversified Value Fund            0.50%       None      0.11%           0.61%
Evergreen Select Large Cap Blend Fund              0.60%       None      0.11%           0.71%
Evergreen Select Common Stock Fund                 0.60%       None      0.10%           0.70%
Evergreen Select Strategic Growth Fund             0.60%       None      0.12%           0.72%
Evergreen Select Equity Income Fund                0.60%       None      0.17%           0.77%
Evergreen Select Small Company Value Fund          0.80%       None      0.20%1          1.00%
Evergreen Select Social Principles Fund            0.70%       None      0.16%           0.86%
Evergreen Select Balanced Fund                     0.50%       None      0.11%           0.61%

 Example of Fund Expenses                          1 year     3 years

Evergreen Select Strategic Value Fund            $        8   $    24
Evergreen Select Diversified Value Fund          $        6   $    20
Evergreen Select Large Cap Blend Fund            $        7   $    23
Evergreen Select Common Stock Fund               $        7   $    22
Evergreen Select Strategic Growth Fund           $        7   $    23
Evergreen Select Equity Income Fund              $        8   $    25
Evergreen Select Small Company Value Fund        $       10   $    32
Evergreen Select Social Principles Fund          $        9   $    27
Evergreen Select Balanced Fund                   $        6   $    20


--------

(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. No expense waiver is currently in effect for Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

 Fund                                        Total Fund Operating Expenses
Evergreen Select Strategic Value Fund                   0.85%
Evergreen Select Diversified Value Fund                 0.71%
Evergreen Select Large Cap Blend Fund                   0.81%
Evergreen Select Common Stock Fund                      0.80%
Evergreen Select Strategic Growth Fund                  0.82%
Evergreen Select Equity Income Fund                     0.87%
Evergreen Select Small Company Value Fund               1.10%
Evergreen Select Social Principles Fund                 0.96%
Evergreen Select Balanced Fund                          0.71%


--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends.


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests primarily in the equity securities of large companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.


     Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests primarily in equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests primarily in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.


     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.



     Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in common and preferred stocks for growth and fixed income securities to provide a stable income flow.

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.



Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.



     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.



     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Each Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose a Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.



Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.


Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. Each Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES


     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Keystone Distributor, Inc. Investors may purchase Institutional shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.



Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Keystone Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Keystone Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.


     If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.


ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES


     You may exchange Institutional Shares of any Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.



     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.


Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund, is the First Capital Group ("FCG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.



Each Fund, other than the Evergreen Select Small Company Value Fund, pays FCG a fee for its services as set forth below. FCG's annual advisory fees are expressed as a percentage of average net assets. In addition, FCG has voluntarily agreed to reduce its advisory fee by 0.10%, for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.



       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Strategic Value Fund         0.70%            0.60%
       Evergreen Select Diversified Value Fund       0.50%            0.60%
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Common Stock Fund            0.70%            0.60%
       Evergreen Select Strategic Growth Fund        0.70%            0.60%
       Evergreen Select Equity Income Fund           0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%
       Evergreen Select Balanced Fund                0.50%            0.60%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Of that amount, Evergreen Asset has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.80% of the average net assets of the fund.



     FCG and Evergreen Asset currently intend to continue waiving 0.10% of each Fund's respective advisory fee, where applicable, through November 30, 1998. FCG and Evergreen Asset may each modify or cancel its expense waiver at any time.



Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.


Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select
Common Stock Fund  The portfolio managers of the Fund are Mark C. Sipe, CFA and
                   Hanspeter Giger, CFA.

                   Mark C. Sipe, CFA. Mark Sipe joined First Union in 1983 and has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

--------------------------------------------------------------------------------
 Fund              Portfolio Manager(s)
                   Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. Aside from co-managing the Fund, he is responsible for overseeing and coordinating FCG's Investment Research/Core team. Prior to joining First Union in 1987, Mr. Giger held a securities analyst position at Wells Fargo Bank in San Francisco, CA.

Evergreen Select
Equity Income      Paul A. DiLella. Paul A. DiLella is a Vice President and
Fund               Senior Investment Officer of FUNB. Aside from managing the
                   Fund, Mr. DiLella has been the portfolio manager of the Evergreen Utility Fund since 1996. Mr. DiLella joined First
                   Fidelity Bank in 1982, which was acquired by First Union in 1995, as Vice President and Portfolio Manager of the Asset
                   Management Group. Mr. DiLella has over 16 years of investment experience.

Evergreen Select
Large Cap Blend    Eric Wiegand is the team leader of a group of four seasoned
Fund               investment professionals who manage this Fund. Managing the
                   Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.


                   Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia.


Evergreen Select
Strategic Growth   The portfolio managers of the Fund are W. Shannon Reid,
Fund               CFA, and Timothy M. Stevenson, CFA.

                   W. Shannon Reid, CFA. Shannon Reid has over 13 years of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's growth-style equity products. Mr. Reid has been with First Union since 1988.

                   Timothy M. Stevenson, CFA. Tim Stevenson has over 16 years of investment experience. Before joining First Union in 1994 to manage growth-style equity products, Tim served as a research director and portfolio manager for Cedar Hill Associates, Inc.

Evergreen Select
Strategic Value    Timothy O'Grady is the team leader of a group of four
Fund               seasoned professionals who manage the Strategic Value Fund.
                   Managing the Fund along with Mr. O'Grady are J. Donald
                   Raines, Jack Gray, Elizabeth Smith and Jeffrey Silverman.

                   Timothy E. O'Grady. Timothy O'Grady joined First Union (then First Fidelity Bank) in 1986 as portfolio manager in the Employee Benefit Equity/Balanced Unit of the Capital Management Group in Newark, NJ. He is also co-manager of the Select Value Fund.

Evergreen Select
Small Company      The portfolio managers for the Fund are Stephen A. Lieber,
Value Fund         Gary R. Buesser and Nola  M. Falcone, CFA.
                   Stephen Lieber. Mr. Lieber is Chairman and Co-Chief
                   Executive Officer of Lieber & Co. and Evergreen Asset
                   Management Corp. He was the founding Partner of Lieber & Co.
                   in 1969 and served as Senior Partner until June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation
                   Fund and Evergreen Tax Strategic Foundation Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from
                   1956 to 1969.

                   Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the Portfolio Manager of the Evergreen Growth & Income

--------------------------------------------------------------------------------
 Fund              Portfolio Manager(s)

                   Fund. Prior to managing the Growth & Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

                   Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to June, 1994 and joined Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager for Evergreen Income & Growth Fund and Evergreen Small Cap Equity Fund.


Evergreen Select
Social Principles  Eric M. Wiegand. Eric Wiegand also acts as team leader
Fund of the Evergreen Select Large Cap Blend Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia.

Evergreen Select
Balanced Fund      R. Dean Hawes manages the Fund's equity portfolio. Rollin C.
                   Williams is responsible for the fixed income portfolio of the Fund.

                   Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently portfolio manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Mr. Hawes joined First Union from Merrill Lynch in 1981.

                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

Evergreen Select
Diversified
Value Fund         David C. Francis, CFA. David Francis has over 20 years of
                   equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union Capital Management Group. Mr. Francis joined
                   First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds.



Distributor. Evergreen Keystone Distributor, Inc. is each Fund's distributor. Evergreen Keystone Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Keystone Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Keystone Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Keystone Service Company is each Fund's transfer agent. Evergreen Keystone Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Keystone Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:



                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary of First Union Serves As Investment Adviser
              0.060 %                           on the first $7 billion
              0.0425%                           on the next $3 billion
              0.035 %                           on the next $5 billion
              0.025 %                           on the next $10 billion
              0.019 %                           on the next $5 billion
              0.014 %                     on assets in excess of $30 billion

Sub-administrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services. BISYS Fund Services is entitled to receive a fee from EKIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds adminstered by EKIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                            Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                   By BISYS For Which Any Subsidiary Of First Union
  Sub-Administrative Fee                     Serves As Investment Adviser
            0.0100%                            on the first $7 billion
            0.0075%                             on the next $3 billion
            0.0050%                            on the next $15 billion
            0.0040%                       on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.



                                                             Estimated Annual
                Fund Name                                   Portfolio Turnover
                Evergreen Select Strategic Value                           35%
                Evergreen Select Diversified Value                         50%
                Evergreen Select Large Cap Blend                           75%
                Evergreen Select Common Stock                              50%
                Evergreen Select Strategic Growth                         125%
                Evergreen Select Equity Income                             50%
                Evergreen Select Small Cap Value                           50%
                Evergreen Select Social Principles                         75%
                Evergreen Select Balanced                                 100%


     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.



Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance.

     EVERGREEN SELECT STRATEGIC VALUE FUND, EVERGREEN SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on November __, 1997. On that date, each of seven common trust funds (each a "CTF") transferred assets to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. Except for the seed capital provided by Evergreen Distributor, Inc., each Fund's portfolio of investments on November __, 1997, was the same as the portfolio of the corresponding CTF immediately prior to the transfer.

The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the Trust calculates the performance of each Class of each Fund for periods commencing before November __, 1997, by including the corresponding CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Funds' initial prospectus that was effective November __, 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affeted the CTFs' performance.[Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.]


                                                                                                          10 YEARS (OR
                                                                                                              SINCE     INCEPTION
                                                                  1 YEAR        3 YEARS        5 YEARS     INCEPTION)     DATE
Evergreen Select Strategic Value Fund (Select Value Trust)
   Institutional
   Institutional Service

Evergreen Select Large Cap Blend Fund (Charitable Equity Trust)
  Institutional
  Institutional Service


Evergreen Select Common Stock Fund (Common Stock Fund Trust)
   Institutional
   Institutional Service

Evergreen Select Strategic Growth Fund (Equity Growth Trust)
   Institutional
   Institutional Service

Evergreen Select Equity Income Fund (Equity Income Trust)
  Institutional
  Institutional Service

Evergreen Select Social Principles Fund (Social Principles Trust)
  Institutional
  Institutional Service



EVERGREEN SELECT SMALL CAP VALUE FUND. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.

Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns presented include all dividends and

22186
interest, accrued income, and realized and unrealized gains and losses. Since January 1, 1993, all returns include cash and cash equivalents. Prior to January 1, 1993, cash was not allocated for balanced accounts. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis.

The performance infomration included below in "Net Fees" is adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Fund's initial prospectus that was effective November __, 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Fund and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                             TOTAL ASSETS       NO. OF
                                  AT           ACCOUNTS                                         10 YEARS (OR
                              10/31/97(SM       AS OF                                               SINCE         INCEPTION
                              M) FOR AIMR      10/31/97      1 YEAR      3 YEARS     5 YEARS      INCEPTION         DATE
Small Cap Value
Composite
   Gross Fees
   Net Fees


EVERGREEN SELECT BALANCED FUND AND EVERGREEN SELECT DIVERSIFIED VALUE FUND. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund. Evergreen Balanced Fund and Evergreen Value Fund are registered investment companies managed by the Capital Management Group of First Union National Bank. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies substantially similar to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen
Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of October 31, 1997.

                                            EVERGREEN BALANCED FUND                   EVERGREEN VALUE FUND
One Year
Three Year
Five Years
Ten Years (or since inception)





General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.



                                       15





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Investment Advisers
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Keystone Service Company, 200 Berkeley Street, Boston, Massachusetts 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Keystone Distributor, Inc., 125 West 55th Street, New York, New York 10019

--------------------------------------------------------------------------------
   PROSPECTUS                                                            , 1997
--------------------------------------------------------------------------------
                                                               (graphic of tree)



EVERGREEN SELECT EQUITY TRUST
--------------------------------------------------------------------------------

Evergreen Select Strategic Value Fund
Evergreen Select Diversified Value Fund
Evergreen Select Large Cap Blend Fund
Evergreen Select Common Stock Fund
Evergreen Select Strategic Growth Fund
Evergreen Select Equity Income Fund
Evergreen Select Small Company Value Fund
Evergreen Select Social Principles Fund
Evergreen Select Balanced Fund

(Each a "Fund," together the "Funds")




INSTITUTIONAL SERVICE SHARES



     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."


     To learn more about the Evergreen Select Equity Trust, ask for a copy of
the Funds' statement of additional information ("SAI") dated     , 1997. The
Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus. If you would like a free copy of the SAI, call 1-800-343-3453.


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other agency.
o Subject to investment risks, including possible loss of the principal amount.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS
                               -----------------





 EXPENSES                                        3
 FUND DESCRIPTIONS                               4
          Investment Objectives                  4
          Securities and Investment Practices
              Used By Each Fund                  5
 BUYING AND SELLING SHARES                       7
          How To Buy Shares                      7
          How to Redeem Shares                   8
          Additional Transaction Policies        9
          Exchanges                              9
          Dividends                              9
          Taxes                                 10
          Shareholder Services                  10

 FUND DETAILS                                   10
          Fund Organization and Service
              Providers                         10
          Other Information And Policies        14
          Fund Performance                      15

--------------------------------------------------------------------------------
                                   EXPENSES
--------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."



                                                                                    Total Operating
                                                                                    Expenses (After
 Annual Fund Operating Expenses                  Management    12b-1     Other     Expense Waivers or
(as a percentage of average daily net assets)      Fees1       Fees     Expenses   Reimbursements)1
Evergreen Select Strategic Value Fund              0.60%       0.25%     0.15%           1.00%
Evergreen Select Diversified Value Fund            0.50%       0.25%     0.11%           0.86%
Evergreen Select Large Cap Blend Fund              0.60%       0.25%     0.11%           0.96%
Evergreen Select Common Stock Fund                 0.60%       0.25%     0.10%           0.95%
Evergreen Select Strategic Growth Fund             0.60%       0.25%     0.12%           0.97%
Evergreen Select Equity Income Fund                0.60%       0.25%     0.17%           1.02%
Evergreen Select Small Company Value Fund          0.80%       0.25%     0.20%1          1.25%
Evergreen Select Social Principles Fund            0.70%       0.25%     0.16%           1.11%
Evergreen Select Balanced Fund                     0.50%       0.25%     0.11%           0.86%


 Example of Fund Expenses                          1 year     3 years
Evergreen Select Strategic Value Fund              $  10       $  32
Evergreen Select Diversified Value Fund            $   9       $  27
Evergreen Select Large Cap Blend Fund              $  10       $  31
Evergreen Select Common Stock Fund                 $  10       $  30
Evergreen Select Strategic Growth Fund             $  10       $  31
Evergreen Select Equity Income Fund                $  10       $  32
Evergreen Select Small Company Value Fund          $  13       $  40
Evergreen Select Social Principles Fund            $  11       $  35
Evergreen Select Balanced Fund                     $   9       $  27



--------

(1) Each Fund's investment adviser has voluntarily agreed to waive 0.10% of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be 0.10% higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. No expense waiver is currently in effect for Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

 Fund                                        Total Fund Operating Expenses
Evergreen Select Strategic Value Fund                   1.10%
Evergreen Select Diversified Value Fund                 0.96%
Evergreen Select Large Cap Blend Fund                   1.06%
Evergreen Select Common Stock Fund                      1.05%
Evergreen Select Strategic Growth Fund                  1.07%
Evergreen Select Equity Income Fund                     1.12%
Evergreen Select Small Company Value Fund               1.43%
Evergreen Select Social Principles Fund                 1.21%
Evergreen Select Balanced Fund                          0.96%


--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES


     Evergreen Select Strategic Value Fund seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.


     Evergreen Select Diversified Value Fund seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends.


     Evergreen Select Large Cap Blend Fund seeks to achieve long-term capital growth. The Fund invests primarily in the equity securities of large companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Common Stock Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Strategic Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's adviser, demonstrate the potential for superior and sustainable earnings growth.


     Evergreen Select Equity Income Fund seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests primarily in equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


     Evergreen Select Small Company Value Fund seeks capital appreciation. The Fund invests primarily in the equity securities of small companies (i.e., a company with a market capitalization of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.


     Evergreen Select Social Principles Fund seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.



     Evergreen Select Balanced Fund seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in common and preferred stocks for growth and fixed income securities to provide a stable income flow.

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.


SECURITIES AND INVESTMENT PRACTICES USED BY EACH FUND

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.



Equity Securities. Each Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.



     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.


     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.


Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch Investors Service, L.P. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.


United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.


     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the Funds' shares.


Municipal Securities. Municipal securities include municipal bonds, notes and commercial paper obligations that are obligations issued by or on behalf of States of the U.S., territories and possessions of the U.S., the District of Columbia and their political sub-divisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligations and revenue bonds (including municipal lease obligations and resource recovery bonds). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.


Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Each Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.


     Early repayment of the mortgages underlying the securities may expose a Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase.


     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates and difficult to predict.


Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.


     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.


Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. Each Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open-end investment companies.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Keystone Distributor, Inc. Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.


     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Keystone Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of the business day (generally 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate their NAV."


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Keystone Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.


ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.


     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.


SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.


Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote.

Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund, is the First Capital Group ("FCG") of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.



Each Fund, other than the Evergreen Select Small Company Value Fund, pays FCG a fee for its services as set forth below. FCG's annual advisory fees are expressed as a percentage of average net assets. In addition, FCG has voluntarily agreed to reduce its advisory fee by 0.10% for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.



       Fund                                       Advisory Fee   Net Advisory Fee
       Evergreen Select Strategic Value Fund         0.70%            0.60%
       Evergreen Select Diversified Value Fund       0.50%            0.60%
       Evergreen Select Large Cap Blend Fund         0.70%            0.60%
       Evergreen Select Common Stock Fund            0.70%            0.60%
       Evergreen Select Strategic Growth Fund        0.70%            0.60%
       Evergreen Select Equity Income Fund           0.70%            0.60%
       Evergreen Select Social Principles Fund       0.80%            0.70%
       Evergreen Select Balanced Fund                0.50%            0.60%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Of that amount, Evergreen Asset has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.80% of the average net assets of the fund.



     FCG and Evergreen Asset currently intend to continue waiving 0.10% of each Fund's respective advisory fee, where applicable, through November 30, 1998. However, FCG and Evergreen Asset may each modify or cancel its expense waiver at any time.



Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.


Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.
--------------------------------------------------------------------------------
Fund               Portfolio Manager(s)


Evergreen Select
Common Stock Fund  The portfolio managers of the Fund are Mark C. Sipe, CFA and
                   Hanspeter Giger, CFA.

                   Mark C. Sipe, CFA. Mark Sipe joined First Union in 1983 and has over 19 years of investment management experience. Aside from co-managing the Fund, he is responsible for the oversight of equity research efforts and all equity investment processes.

                   Hanspeter Giger, CFA. Mr. Giger has 12 years of investment management experience. Aside from co-managing the Fund, he is responsible for overseeing and coordinating FCG's Investment Research/Core team. Prior to joining First Union in 1987, Mr. Giger held a securities analyst position at Wells Fargo Bank in San Francisco, CA.

Evergreen Select
Equity Income Fund Paul A. DiLella. Paul A. DiLella is a Vice President and
                   Senior Investment Officer of FUNB. Aside from managing the Fund, Mr. DiLella has been the portfolio manager of the Evergreen Utility Fund since 1996. Mr. DiLella joined First Fidelity Bank in 1982, which

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)
                   was acquired by First Union in 1995, as Vice President and Portfolio Manager of the Asset Management Group. Mr. DiLella has over 16 years of investment experience.

Evergreen Select
Large Cap Blend    Eric Wiegand is the team leader of a group of four seasoned
Fund               investment professionals who manage this Fund. Managing the
                   Fund along with Mr. Wiegand are Daryl L. Brown, R. Dean
                   Hawes, Dillon Harris and Steven J. Hoeft.


                   Eric M. Wiegand. Eric Wiegand is also responsible for managing the Evergreen Select Social Principles Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia.


Evergreen Select
Strategic Growth   The portfolio managers of the Fund are W. Shannon Reid,
Fund               CFA, and Timothy M. Stevenson, CFA. W. Shannon Reid, CFA.
                   Shannon Reid has over 13 years of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's growth-style equity products. Mr. Reid has been with First Union since 1988.

                   Timothy M. Stevenson, CFA. Tim Stevenson has over 16 years of investment experience. Before joining First Union in 1994 to manage growth-style equity products, Tim served as a research director and portfolio manager for Cedar Hill Associates, Inc.

Evergreen Select
Strategic Value    Timothy O'Grady is the team leader of a group of three
Fund               seasoned professionals who manage the Strategic Value Fund.
                   Managing the Fund along with Mr. O'Grady are J. Donald
                   Raines, Jack Gray, Elizabeth Smith and Jeffrey Silverman.

                   Timothy E. O'Grady. Timothy O'Grady joined First Union (then First Fidelity Bank) in 1986 as portfolio manager in the Employee Benefit Equity/Balanced Unit of the Capital Management Group in Newark, NJ. He is also co-manager of the Select Value Fund.

Evergreen Select
Small Company      The portfolio managers for the Fund are Stephen A. Lieber,
Value Fund         Gary R. Buesser and Nola  M. Falcone, CFA.
                   Stephen Lieber. Mr. Lieber is Chairman and Co-Chief
                   Executive Officer of Lieber & Co. and Evergreen Asset
                   Management Corp. He was the founding Partner of Lieber & Co.
                   in 1969 and served as Senior Partner until June, 1994. He is Portfolio Manager of Evergreen Fund, Evergreen Foundation
                   Fund and Evergreen Tax Strategic Foundation Fund. He was a founding General Partner of Vanden Broeck, Lieber & Co. from
                   1956 to 1969.

                   Gary Buesser. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Mr. Buesser is currently the Portfolio Manager of the Evergreen Growth & Income Fund. Prior to managing the Growth & Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.

                   Nola Falcone, CFA. Nola Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. She was a General Partner of Lieber & Co. from January, 1981 to June, 1994 and joined Lieber & Co. as a Senior Portfolio Manager in 1974. She is Portfolio Manager for Evergreen Income & Growth Fund and Evergreen Small Cap Equity Fund.

--------------------------------------------------------------------------------
 Fund           Portfolio Manager(s)
Evergreen Select

Social Principles  Eric M. Wiegand. Eric Wiegand also acts as team leader
Fund of the Evergreen Select Large Cap Blend Fund. Prior to rejoining First Fidelity Bank in 1994, which was acquired by First Union in 1995, Mr. Wiegand was a Vice President and Senior Portfolio Manager with PNC Bank in Philadelphia.

Evergreen Select
Balanced Fund      R. Dean Hawes manages the Fund's equity portfolio. Rollin C.
                   Williams is responsible for the fixed income portfolio of the Fund.

                   Dean Hawes. Dean Hawes has over 22 years of investment experience. He is currently portfolio manager of the Evergreen Balanced Fund and a limited number of institutional accounts. Mr. Hawes joined First Union from Merrill Lynch in 1981.

                   Rollin C. Williams, CFA. Rollin Williams has over 28 years of investment and banking management experience. In addition to managing First Union's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also reponsible for the management of over $2.2 billion in fixed income portfolios. Before joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988.

Evergreen Select
Diversified
Value Fund         David C. Francis, CFA. David Francis has over 20 years of
                   equity analysis and investment experience. He is reponsible for directing the institutional investment organization for the First Union Capital Management Group. Mr. Francis joined
                   First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds.



Distributor. Evergreen Keystone Distributor, Inc. is each Fund's distributor. Evergreen Keystone Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Keystone Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Keystone Distributor, Inc. is not affiliated with First Union Corporation.


Transfer Agent. Evergreen Keystone Service Company is each Fund's transfer agent. Evergreen Keystone Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Keystone Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.



Administrator. Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EKIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EKIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                            Aggregate Average Daily Net Assets Of Mutual Funds For Which Any
      Administrative Fee        Subsidiary of First Union Serves As Investment Adviser
              0.060 %                           on the first $7 billion
              0.0425%                           on the next $3 billion
              0.035 %                           on the next $5 billion
              0.025 %                           on the next $10 billion
              0.019 %                           on the next $5 billion
              0.014 %                     on assets in excess of $30 billion

Sub-administrator. BISYS Fund Services serves as sub-administrator to the Funds. For its services. BISYS Fund Services is entitled to receive a fee from EKIS calculated on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds adminstered by EKIS for which First Union subsidiaries also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:


                            Aggregate Average Daily Net Assets Of Mutual Funds Administered
                                   By BISYS For Which Any Subsidiary Of First Union
  Sub-Administrative Fee                     Serves As Investment Adviser
            0.0100%                            on the first $7 billion
            0.0075%                             on the next $3 billion
            0.0050%                            on the next $15 billion
            0.0040%                       on assets in excess of $25 billion

OTHER INFORMATION AND POLICIES


Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.



Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed the rate set forth below.



                                                             Estimated Annual
                Fund Name                                   Portfolio Turnover
                Evergreen Select Strategic Value                           35%
                Evergreen Select Diversified Value                         50%
                Evergreen Select Large Cap Blend                           75%
                Evergreen Select Common Stock                              50%
                Evergreen Select Strategic Growth                         125%
                Evergreen Select Equity Income                             50%
                Evergreen Select Small Cap Value                           50%
                Evergreen Select Social Principles                         75%
                Evergreen Select Balanced                                 100%



     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Code of Ethics. Each Fund and its adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.


FUND PERFORMANCE


Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.



Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


     Related  Performance.  EVERGREEN  SELECT  STRATEGIC  VALUE FUND,  EVERGREEN
SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on November __, 1997. On that date, each of seven common trust funds (each a "CTF") transferred assets to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. Except for the seed capital provided by Evergreen Distributor, Inc., each Fund's portfolio of investments on November __, 1997, was the same as the portfolio of the corresponding CTF immediately prior to the transfer.

The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the Trust calculates the performance of each Class of each Fund for periods commencing before November __, 1997, by including the corresponding CTF's average annual total return. The CTFs average annual total return is adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Funds' initial prospectus that was effective November __, 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were nkot subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs performance. [Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.]


                                                                                                          10 YEARS (OR
                                                                                                              SINCE     INCEPTION
                                                                  1 YEAR        3 YEARS        5 YEARS     INCEPTION)     DATE
Evergreen Select Strategic Value Fund (Select Value Trust)
  Institutional
  Institutional Service

Evergreen Select Large Cap Blend Fund (Charitable Equity Trust)
  Institutional
  Institutional Service

Evergreen Select Common Stock Fund (Common Stock Trust)
  Institutional
  Institutional Service

Evergreen Select Strategic Growth Fund (Equity Growth Trust)
  Institutional
  Institutional Service

Evergreen Select Equity Income Fund (Equity Income Trust)
  Institutional
  Institutional Service

Evergreen Select Social Principles Fund (Social Principles Trust)
  Institutional
  Institutional Service



EVERGREEN SELECT SMALL CAP VALUE FUND. Set forth below is composite performance information relating to the historical performance of actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset Management Corp. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Cap Value Fund.

Evergreen Asset Management Corp.'s composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns presented include all dividends and

22186
interest, accrued income, and realized and unrealized gains and losses. Since January 1, 1993, all returns include cash and cash equivalents. Prior to January 1, 1993, cash was not allocated for balanced accounts. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis.

The performance infomration included below in "Net Fees" is adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Fund's initial prospectus that was effective November __, 1997. These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses adjusted to reflect any expense waivers or reimbursements.

The investment results of Evergreen Asset Management Corp.'s composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset Management Corp. in managing substantially similar accounts and does not represent the performance of the Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Fund and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                             TOTAL ASSETS       NO. OF
                                  AT           ACCOUNTS                                         10 YEARS (OR
                              10/31/97(SM       AS OF                                               SINCE         INCEPTION
                              M) FOR AIMR      10/31/97      1 YEAR      3 YEARS     5 YEARS      INCEPTION         DATE
Small Cap Value
Composite
   Gross Fees
   Net Fees


EVERGREEN SELECT BALANCED FUND AND EVERGREEN SELECT DIVERSIFIED VALUE FUND. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund. Evergreen Balanced Fund and Evergreen Value Fund are registered investment companies managed by the Capital Management Group of First Union National Bank. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies substantially similar to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen
Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of October 31, 1997.

                                            EVERGREEN BALANCED FUND                   EVERGREEN VALUE FUND
One Year
Three Year
Five Years
Ten Years (or since inception)


General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.



                                       15


                      (This Page Intentionally Left Blank)






Investment Advisers
First Capital Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Keystone Service Company, 200 Berkeley Street, Boston, Massachusetts 02116


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Keystone Distributor, Inc., 125 West 55th Street, New York, New York 10019


62263
541909

                                   PROSPECTUS

                     EVERGREEN SELECT LARGE CAP BLEND FUND
                    EVERGREEN SELECT SOCIAL PRINCIPLES FUND

                               CHARITABLE SHARES

                          INCORPORATED BY REFERENCE TO
                      REGISTRANT'S REGISTRATION STATEMENT
                            NO. 333-360471/811-08363
                          FILED ON SEPTEMBER 19, 1997

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700


                       STATEMENT OF ADDITIONAL INFORMATION



                                                                        , 1997



                      EVERGREEN SELECT STRATEGIC VALUE FUND
                      EVERGREEN SELECT LARGE CAP BLEND FUND
                       EVERGREEN SELECT COMMON STOCK FUND
                     EVERGREEN SELECT STRATEGIC GROWTH FUND
                       EVERGREEN SELECT EQUITY INCOME FUND
                    EVERGREEN SELECT SMALL COMPANY VALUE FUND
                     EVERGREEN SELECT SOCIAL PRINCIPLES FUND
                         EVERGREEN SELECT BALANCED FUND
                     EVERGREEN SELECT DIVERSIFIED VALUE FUND
                      (EACH A "FUND" TOGETHER THE "FUNDS")

                      Each Fund is a series of an open-end
                         management investment company,
                        known as "Evergreen Select Equity
                              Trust" (the "Trust").



         This statement of additional information ("SAI") provides additional information about all classes of shares of the Funds listed above. It is not a prospectus, and you should read it in conjunction with the prospectuses of the Funds dated ________, 1997, as supplemented from time to time. You may get a copy of the prospectuses from the Funds' principal underwriter, Evergreen Keystone Distributor, Inc.

22104
                                                             1

                                TABLE OF CONTENTS



INVESTMENT POLICIES........................................................3
         Additional Information on Securities and Investment Practices.....3

         Investment Restrictions And Guidelines...........................16

MANAGEMENT OF THE TRUST...................................................18
INVESTMENT ADVISORY AND OTHER SERVICES....................................20
         Investment Advisers..............................................20

         Distribution Plan................................................21

         Additional Service Providers.....................................21

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................22
         Selection of Brokers.............................................22

         Brokerage Commissions............................................22

         General Brokerage Policies.......................................23

CAPITAL STOCK AND OTHER SECURITIES........................................23
         Form of Organization.............................................23

         Description of Shares............................................23

         Voting Rights....................................................23

         Limitation of Trustees' Liability................................24

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED..............24
         Exchanges........................................................24

         How The Funds Value Their Shares.................................24

         Shareholder Services.............................................25

PRINCIPAL UNDERWRITER.....................................................25
CALCULATION OF PERFORMANCE DATA...........................................26
ADDITIONAL INFORMATION....................................................26
FINANCIAL STATEMENTS......................................................27


22104
                                                             2

                               INVESTMENT POLICIES


         The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

Equity Securities

         Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

         Investing in companies with medium market capitalizations involves greater risk than investing in larger companies. The stock prices of mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial resources. These and other factors may make mid-cap companies more susceptible to setbacks or downturns.

         Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Related Securities," "Collateralized Mortgage Obligations," "Adjustable Rate Mortgage Securities," "Stripped Mortgage Securities," "Mortgage Securities - Special Considerations," and "Other Asset-Backed Securities."

         The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use of derivatives for non-hedging purposes entails greater risks than if a Fund were to use derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. The Funds' investment adviser is not an aggressive user of derivatives with respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's judgment, this represents an effective response to current or anticipated market conditions. The Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

         Management   Risk  --  Derivative   products  are  highly   specialized
         instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Funds and the Adviser must (1) maintain controls to monitor the transactions entered into,
         (2) assess the risk that a derivative  adds to a Fund's  portfolio  and
         (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk exists in the possibility that a Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate with or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.

         Options Transactions

         Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put or call options, including put or call options offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund. Certain state authorities may limit the use of options traded in the over-the-counter market.

         A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

         Futures Transactions and Related Options Transactions

         The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Funds or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

         Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price, the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

         There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value of the futures contract.

         The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Funds intend that futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Trust's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading or differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Corporate Bond Ratings

         Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's Investors Service ("Moody's") are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by Standard & Poor's Ratings Group ("S&P") is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities are usually defined as Baa or lower by Moody's or BBB or lower by S&P. A Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. A Fund intends to invest in D-rated debt only in cases where, in the judgment of the Fund's investment adviser, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Ca by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations which are speculative to a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Convertible Securities

         Convertible securities include bonds, debentures, corporate notes, preferred stocks and other securities. Convertible securities are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors may also affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.

Investment Company Securities

         Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

Loans of Securities

         To generate income and offset expenses, the Funds may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. A Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

Master Demand Notes

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's investment adviser considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, L.P.).

Obligations of Foreign Branches of United States Banks

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by a Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Restricted and Illiquid Securities

         Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees of the Trust determines the liquidity of certain restricted securities Rule 144A is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.

Reverse Repurchase Agreements

         Under a reverse repurchase agreement, a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

          Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities a Fund has committed to purchase prior to the time when delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed-delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

In addition to the investments listed above, Evergreen Select Balanced Fund may invest in the following types of fixed-income investments:

Payment-in-kind Securities

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

U.S. Government Obligations

         The types of U.S. government obligations in which the Evergreen Select Balanced Fund may invest generally include obligations that U.S. government agencies or instrumentalities have issued or guaranteed.

         These securities are backed by:

          (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

          (2)  the  credit  of  the  agency  or   instrumentality   issuing  the
          obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

              (ii)  Farmers Home Administration;

              (iii) Federal Home Loan Banks;

              (iv)  Federal Home Loan Mortgage Corporation;

              (v)   Federal National Mortgage Association;

              (vi)  Government National Mortgage Association; and

              (vii) Student Loan Marketing Association.

        GNMA  Securities

          Evergreen Select Balanced Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S.
government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline compared to its par value, which may result in a loss.

Mortgage-Backed or Asset-Backed Securities

        Evergreen Select Balanced Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

        Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

        REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

        In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

        Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

        In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

        Evergreen Select Balanced Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The Adviser will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT RESTRICTIONS AND GUIDELINES

Fundamental Policies

        Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the 1940 Act. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

        Diversification

        Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

        Concentration

        Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in a particular industry. This restriction does not apply to securities that are issued or guaranteed by the United States government or its agencies or instrumentalities.

        Issuing Senior Securities

        Except as permitted under the 1940 Act, each Fund may not issue senior securities.

        Borrowing

        Each Fund may not borrow money, except to the extent permitted by applicable law, and the guidelines set forth in each Fund's prospectuses and statement of additional information, as they may be amended from time to time.

        Underwriting Securities Issued by Other Persons

        Each Fund may not underwrite securities issued by other persons, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

        Real Estate

        Each Fund may not buy or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

        Commodities

        Each Fund may not purchase or sell physical commodities or contracts on commodities, except that each Fund may engage in financial futures contacts and related options and currency contracts and related options on such contracts and may otherwise do so in accordance with applicable law and each Fund's prospectuses and statement of additional information, and without registering as a commodity pool operator under the Commodity Exchange Act.

        Loans to Other Persons

        Each Fund may lend its portfolio securities to the extent permitted by applicable law and the guidelines set forth in its current prospectuses and statement of additional information. Otherwise, each Fund may not make loans to other persons. Each Fund does not consider the acquisition of investment instruments in accordance with each Fund's prospectuses and statement of additional information to be the making of a loan.

     Guidelines

        The following guidelines are non-fundamental operating policies and may be changed by the Funds' Board of Trustees without shareholder vote.

        Borrowings

        Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securiteis while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

        Illiquid Securities

        Each Fund will not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

        Investment in Other Investment Companies

        Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company,
     (2) invest more than 5% of its assets in the securities of any single investment company, and (3) invest more than 10% of its assts in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

     Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
     Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
                                                                          and President of Centrum Equities and Centrum
                                                                          Properties, Inc.
     Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
                                                                          and former Managing Director, Seaward
                                                                          Management Corporation (investment advice).
     K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
                                                                          Committee, Cambridge College; Chairman Emeritus
                                                                          and Director, American Institute of Food and Wine;
                                                                          Chairman and President, Oldways Preservation and
                                                                          Exchange Trust (education); former Chairman of
                                                                          the Board, Director, and Executive Vice President,
                                                                          The London Harness Company; former Managing
                                                                          Partner, Roscommon Capital Corp.; former Chief
                                                                          Executive Officer, Gifford Gifts of Fine Foods;
                                                                          former Chairman, Gifford, Drescher & Associates
                                                                          (environmental consulting); and former Director,
                                                                          Keystone Investments, Inc.
     James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
                                          Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                          Inc. (food manufacturing).
     Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
                                                                          Carson Products Company; Director of Phoenix
                                                                          Total Return Fund and Equifax, Inc.; Trustee of
                                                                          Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                          and The Phoenix Big Edge Series Fund; and former
                                                                          President, Morehouse College.
     Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
                                                                          (steel producer).



     Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
     Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
                                                                          Corporation; and former Director of Carolina
                                                                          Cooperative Federal Credit Union.
     *William Walt  Pettit                Trustee                         Partner in the law firm of Holcomb and Pettit, P.A.
     David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
                                                                          DHR International, Inc. (executive recruitment);
                                                                          former Senior Vice President, Boyden International
                                                                          Inc. (executive recruitment); and Director,
                                                                          Commerce and Industry Association of New
                                                                          Jersey, 411 International, Inc., and J&M Cumming
                                                                          Paper Co.
     Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
                                                                          Services; former Managed Health Care
                                                                          Consultant; former President, Primary Physician
                                                                          Care.
     Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
     Richard J. Shima                     Trustee                         Executive Consultant, Drake Beam Morin, Inc.
                                                                          (executive outplacement); Director of Connecticut
                                                                          Natural Gas  Corporation, Hartford Hospital, Old
                                                                          State  House Association, Middlesex Mutual Assurance
                                                                          Company, and Enhance Financial Services, Inc.; Chairman,
                                                                          Board of Trustees, Hartford Graduate Center; Trustee,
                                                                          Greater Hartford YMCA; former Director, Vice Chairman
                                                                          and Chief Investment Officer, The Travelers Corporation;
                                                                          former Trustee, Kingswood-Oxford School; and former
                                                                          Managing Director and Consultant, Russell Miller, Inc.

     John J. Pileggi                      President and                   Senior Managing Director, Furman Selz LLC since
                                          Treasurer                       1992; Managing Director from 1984 to 1992;
                                                                          Consultant to BISYS Fund Services since 1996; 230 Park
                                                                          Avenue, Suite 910, New York, NY.

     George O. Martinez                   Secretary                       Senior Vice President and Director of
                                                                          Administration and Regulatory Services, BISYS
                                                                          Fund Services; Vice President/Assistant General
                                                                          Counsel, Alliance Capital Management from 1988
                                                                          to 1995; 3435 Stelzer Road, Columbus, OH.


         *This Trustee may be considered an interested trustee within the meaning of the 1940 Act.

         The  officers of the Trust are all  officers  and/or  employees  of The
BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. For more information see "Sub-Administrator" below.



                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISERS

         The First Capital Group of First Union National Bank ("FUNB") is the investment adviser (the "Adviser") to each Fund other than the Evergreen Select Small Company Value Fund. FUNB is a subsidiary of First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. First Union Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union Corporation and FUNB are located at 201 South College Street, Charlotte North Carolina 28288.

         Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union Corporation.

         Pursuant to the advisory agreement (the "Advisory Agreement" or, collectively, the "Advisory Agreements") between the Trust and each Adviser, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Each Adviser pays for all of the expenses incurred in connection with the provision of its services.

         Each  Fund  pays  for  all  charges  and  expenses,  other  than  those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies;
(9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; and (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of such Fund.

         Each Fund pays its respective Adviser a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, each Adviser has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in the net advisory fees that are indicated in the table below.

     Fund                                                     Advisory Fee              Net Advisory Fee

     Evergreen Select Strategic Value Fund                        0.70%                       0.60%

     Evergreen Select Diversified Value Fund                      0.50%                       0.60%

     Evergreen Select Large Cap Blend Fund                        0.70%                       0.60%

     Evergreen Select Common Stock Fund                           0.70%                       0.60%

     Evergreen Select Strategic Growth Fund                       0.70%                       0.60%

     Evergreen Select Equity Income Fund                          0.70%                       0.60%

     Evergreen Select Social Principles Fund                      0.80%                       0.70%

     Evergreen Small Company Value Fund                           0.90%                       0.80%

     Evergreen Select Balanced Fund                               0.50%                       0.60%

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

     DISTRIBUTION PLAN

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Funds have adopted a distribution plan for their Institutional Service Shares (the "Plan") that permits a Fund to deduct up to an annual rate of 0.25% of the Institutional Service class's average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Class may terminate the Plan.

         A Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Institutional Service Distribution Plan is in effect, a Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Funds have determined that the Funds will benefit from the Institutional Service shares distribution plan.


     ADDITIONAL SERVICE PROVIDERS

     Administrator

         Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EKIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds based on the total assets of all mutual funds advised by First Union subsidiaries. EKIS' fee is calculated in accordance with the following schedule: 0.60% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.

     Sub-Administrator

         BISYS provides such personnel and certain administrative services to the Fund pursuant to a sub- administrator agreement. For its services under that agreement, BISYS receives a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds for which FUNB affiliates serve as investment adviser and BISYS serves as sub-administrator. The sub-administrator fee is calculated in accordance with the following schedule: 0.0100% on the first $7 billion; 0.0075% on the next $3 billion; 0.0050% on the next $15 billion; and 0.0040% on assets in excess of $25 billion. BISYS is an affiliate of Evergreen Keystone Distributor, Inc., the distributor of each Fund.

     Transfer Agent

         Evergreen Keystone Service Company, 200 Berkeley Street, Boston, Massachusetts 02116.

     Independent auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110.

     Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


     SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Funds, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

     BROKERAGE COMMISSIONS

         The Funds expect to buy and sell their fixed-income securities through principal transactions that are directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include any underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will deal with primary market makers unless more favorable prices are otherwise obtainable.

     GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for a Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, the Funds believe that in other cases their ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Funds' brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

                       CAPITAL STOCK AND OTHER SECURITIES


     FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

     DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


     VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. However, the Trust intends to hold meetings at least annually. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office has been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

     LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


              PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING
                                     OFFERED

     EXCHANGES

         Investors may exchange shares of any Fund for shares of the same class of any other Evergreen Select Fund, as described under Exchanges in the Funds prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Select Fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

     HOW THE FUNDS VALUE THEIR SHARES

     How and When the Funds Calculate Their Net Asset Value Per Share ("NAV")

         Each Fund computes its net asset value once daily on Monday through Friday, as described in the prospectuses. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each class of shares of a Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

     How the Funds Value The Securities They Own

        Current values for a Fund's portfolio securities are determined in the following manner:

        (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

        (2) securities traded in the over-the-counter market, other than on NMS are valued at the mean of the bid and asked prices at the time of valuation;

        (3) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value;

        (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

        (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

        (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

     SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, the Service Company will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. A Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER


         Evergreen Keystone Distributor, Inc., 125 W. 55th Street, New York, New York 10019 is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the respective Trust and each Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Trust has agreed under the Underwriting Agreement to pay all expenses in connection with the registration of its shares with the Securities and Exchange Commission and auditing.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                        CALCULATION OF PERFORMANCE DATA


         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, a Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No  dealer,  salesman  or  other  person  is  authorized  to  give  any information or to make any representation not contained in a Fund's prospectuses, statement of additional information or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectuses and statement of additional information omit certain information contained in their registration statement. The Funds have filed this SAI with the Securities and Exchange Commission and you may get a copy of the SAI by writing to the Securities and Exchange Commission's principal office in Washington, D.C. To get a copy of the SAI from the Securities and Exchange Commission, you will have to pay the fee prescribed by its rules and regulations.


                              FINANCIAL STATEMENTS


         The audited statement of assets and liabilities and the reports thereon of KPMG Peat Marwick LLP for each Fund will be filed by amendment.

                          EVERGREEN SELECT EQUITY TRUST


PART C.    OTHER INFORMATION

Item 24.       Financial Statements and Exhibits.


To be filed by Amendment


(b) Exhibits. Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                            Location
-------    -----------                                            -----------
  1        Declaration of Trust                                   Filed with Registration Statement
                                                                  No. 33-360471\811-08363 (the "Registration
                                                                  Statement") on September 19, 1997 and
                                                                  incorporated by reference herein.
  2        By-laws                                                To be filed by amendment
  3        Not applicable
  4        Provisons of instruments defining the rights
           of holders of the securities being registered
           are contained in the Declaration of Trust
           Articles II, V, VI, VIII, IX and By-laws
           Articles II and VI included as part of
           Exhibits 1 and 2 of this Registration
           Statement
  5(a)     Form of Investment Advisory Agreement between          To be filed by amendment
           the Registrant and Evergreen Asset Management
           Corp.
  5(b)     Form of Investment Advisory Agreement between          To be filed by amendment
           the Registrant and First Union National Bank
  6        Form of Principal Underwriting Agreement between       To be filed by amendment
           the Registrant and Evergreen Keystone Distributor,
           Inc.
  7        Form of Deferred Compensation Plan                     To be filed by amendment
  8        Form of Custodian Agreement between the Registrant     To be filed by amendment
           and State Street Bank and Trust Company
  9(a)     Form of Administration Agreement between Evergreen     To be filed by amendment
           Keystone Investment Services, Inc. and the
           Registrant
  9(b)     Form of Sub Administrator Agreement between BISYS      To be filed by amendment
           Fund Services and Evergreen Keystone Investment
           Services, Inc.
  9(c)     Form of Transfer Agent Agreement between the           To be filed by amendment
           Registrant and Evergreen Keystone Service Company.
  10       Opinion and Consent of Sullivan & Worcester            To be filed by amendment
  11       Consent of KPMG Peat Marwick LLP                       To be filed by amendment
  12       Not applicable
  13       Not applicable
  15       Distribution Plan for the Institutional Service        To be filed by amendment
           Class Adopted Pursuant to Rule 12b-1
  18       Multiple Class Plan                                    To be filed by amendment
  19       Powers of Attorney                                     Filed with the Registration Statement
                                                                  and incorporated by reference herein.



Item 25.       Persons Controlled by or Under Common Control with Registrant.

               None

Item 26.       Number of Holders of Securities (as of September 30, 1997).

               None

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust, a copy of which was filed with the Registration Statement and is incorporated by reference herein.

     Provisions for the indemnification of Evergreen Keystone Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Keystone Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

Item 29.       Principal Underwriters.

     Evergreen Keystone Distributor, Inc. The Director and principal executive officers are:

Director          Michael C. Petrycki

Officers          Robert A. Hering           President
                  Michael C. Petrycki        Vice President
                  Lawrence Wagner            VP, Chief Financial Officer
                  Steven D. Blecher          VP, Treasurer, Secretary
                  Elizabeth Q. Solazzo       Assistant Secretary

     Evergreen Keystone Distributor, Inc. acts as principal underwriter for each registered investment company of series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.


Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Evergreen Keystone Investment Services, Inc. and Evergreen Keystone
     Service Company, both located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to file with the Securities and Exchange Commission a Post-Effective Amendment to this Registration Statement using financial statements, which need not be audited, within four to six months from the effective date of Registrant's Registration Statement.

     The Registrant hereby undertakes to comply with the provision of Section 16(c) of the Investment Company Act of 1940 with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 6th day of October, 1997.

                                         EVERGREEN SELECT EQUITY TRUST


                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of October, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell              /s/Gerald M. McDonnell
----------------------------            ----------------------------     -------------------------------
K. Dun Gifford*                         James S. Howell*                 Gerald M. McDonnell*
Trustee                                 Trustee                          Trustee

/s/Thomas L. McVerry                    /s/ William Walt Pettit          /s/ David M. Richardson
-----------------------------           ------------------------------   ------------------------------
Thomas L. McVerry*                      William Walt Pettit*             David M. Richardson*
Trustee                                 Trustee                          Trustee


/s/ Russell A. Salton, III MD           /s/ Michael S. Scofield          /s/ Richard J. Shima
-------------------------------         -------------------------------  ------------------------------
Russell A. Salton, III MD*              Michael S. Scofield*             Richard J. Shima*
Trustee                                 Trustee                          Trustee



*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.